PREPAYMENTS AND OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Prepayments And Other Accounts Receivable
PREPAYMENTS AND OTHER ACCOUNTS RECEIVABLE

NOTE 8 – PREPAYMENTS AND OTHER ACCOUNTS RECEIVABLE:

	December 31,	December 31,
	2025	2024

Advances to suppliers	$2,412	$-
Prepaid expenses	120	223
Government institutions	166	241
Other	239	117
	$2,937	$581